Stock Options (Tables)	6 Months Ended
Jun. 30, 2022
Stock Options
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the six months ended June 30, 2022 and the year ended December 31, 2021 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2020	11,900,000	0.11
Granted	450,000	0.32
Exercised	(3,910,000)	0.11
Expired	(150,000)	0.18
Cancelled	(650,000)	0.16
Outstanding, December 31, 2021	7,640,000	$0.12
Exercised	(220,000)	0.08
Outstanding, June 30, 2022	7,420,000	$0.12

Schedule of Stock Options Outstanding and Exercisable

At June 30, 2022 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
200,000	0.12	September 15, 2022	200,000
1,750,000	0.12	October 24, 2023	1,750,000
3,800,000	0.12	September 19, 2024	3,800,000
640,000	0.06	July 31, 2025	640,000
780,000	0.08	December 17, 2022	780,000
250,000	0.31	June 6, 2026	250,000
7,420,000			7,420,000

Schedule of Weighted Average Assumptions

The fair values for stock options granted have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2022	2021
Risk-free interest rate	N/A	33.00 – 79.00%
Expected life (years)	N/A	3 - 5
Expected volatility	N/A	245 - 257%
Dividend yield	N/A	0%
Weighted average fair value per share	N/A	$0.24